LEASES - Lessee (Details) - Gas tolling arrangement - Brush Generating Station $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operating leases - LESSEE
Megawatt usage | MW	70
Term of agreement	10 years
Rent expense	$ 5,300	$ 5,300	$ 5,300
Operating lease commitments
2016	5,519
2017	5,678
2018	5,855
2019	6,031
Total operating lease commitments	$ 23,083